Stradley Ronon Stevens & Young, LLP

Suite 2600

2005 Market Street

Philadelphia, PA 19103-7018

Telephone 215.564.8000

Fax 215.564.8120

www.stradley.com

Direct Dial - (215) 564-8082

1933 Act Rule 497(e)

1933 Act File No. 333-96461

1940 Act File No. 811-09813

May 27, 2016

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Scout Funds (“Registrant”)
File Nos. 333-96461 and 811-09813

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933 (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Prospectus supplement filed pursuant to Rule 497(e) under the 1933 Act on May 17, 2016 (Accession Number: 0001582816-16-000641), for the Scout Global Equity Fund series of the Registrant.

Please direct any questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Brian Crowell

Brian Crowell, Esquire

cc:	Michael P. O’Hare, Esquire
J. Stephen Feinour, Jr., Esquire